DIVIDENDS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ifrs DIVIDENDS [abstract]
Final, dividends paid, ordinary shares	¥ 425,012,000	¥ 566,683,000	¥ 566,683,000
Final, dividends paid, ordinary shares per share	¥ 0.06	¥ 0.08	¥ 0.08
Final, proposed dividends, ordinary share	¥ 425,012,000	¥ 425,012,000	¥ 566,683,000
Final, proposed dividends, ordinary share per share	¥ 0.06	¥ 0.06	¥ 0.08